Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events In March 2022, the Company issued 360,000 warrants to purchase common stock with an exercise price of $10.00 per share and a term of 5.76 years as compensation for professional consulting services performed in 2021. The estimated fair value of the warrants of $0.3 million was recorded in general and administrative expense on the consolidated statement of operations for the year ended December 31, 2021.